Note 15 - Subsequent Events (Details Textual) - Subsequent Event [Member] - USD ($) $ / shares in Units, $ in Millions	Feb. 10, 2026	Mar. 10, 2026
The 2024 ATI-RRPV Contract [Member] | Government Contract [Member]
Government Contract, Award Amount, Allotted and Available		$ 316
Sanofi [Member] | Sanofi Merger With Dynavax [Member]
Business Combination, Price Per Share (in dollars per share)	$ 15.5
Business Combination, Consideration Transferred	$ 2,200
Business Combination, Voting Equity Interest Acquired, Percentage	73.92%